UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

CORPORATE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Corporate Bond Fund

Performance review

For the six months ended June 30, 2019, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned 10.59%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Index1, returned 9.35% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Average2 returned 9.08% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	10.59%
Class C	10.23%
Class C1[3]	10.39%
Class I	10.67%
Class P	10.51%
Bloomberg Barclays U.S. Credit Index	9.35%
Lipper Corporate Debt Funds BBB-Rated Category Average	9.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class I and Class P shares were 2.99%, 2.47%, 2.66%, 3.45%, and 2.96%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class C1 shares would have been 2.56%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.96%, 1.61%, 1.37%, 0.65%, and 1.11%, respectively.

Actual expenses may be higher. For example, expenses may be higher than

[1]	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 272 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[3]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	III

Performance review (cont’d)

those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.65% for Class I shares and 1.20% for Class P shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. High yield bonds, also known as “junk” bonds, possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Corporate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	10.59%	$1,000.00	$1,105.90	0.95%	$4.96	Class A	5.00%	$1,000.00	$1,020.08	0.95%	$4.76
Class C	10.23	1,000.00	1,102.30	1.60	8.34	Class C	5.00	1,000.00	1,016.86	1.60	8.00
Class C1	10.39	1,000.00	1,103.90	1.40	7.30	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class I	10.67	1,000.00	1,106.70	0.62	3.24	Class I	5.00	1,000.00	1,021.72	0.62	3.11
Class P	10.51	1,000.00	1,105.10	1.11	5.79	Class P	5.00	1,000.00	1,019.29	1.11	5.56

2	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Credit Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Corp. Bond	— Western Asset Corporate Bond Fund

4	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Credit Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA Corp. Bond	— Western Asset Corporate Bond Fund

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 88.0%
Communication Services — 8.5%
Diversified Telecommunication Services — 3.4%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$452,227
AT&T Inc., Senior Notes	3.800%	2/15/27	830,000	865,146
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	546,343
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,069,409
AT&T Inc., Senior Notes	6.350%	3/15/40	100,000	123,359
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	10,177
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	647,492
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	518,007
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	825,388	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.616%	6/12/24	1,760,000	1,783,381	(b)
Bell Canada Inc., Senior Notes	4.300%	7/29/49	1,330,000	1,435,491
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	384,838
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,229,063	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	80,000	105,655
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	509,450
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	294,450
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,391,925	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	239,434
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	552,075
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,003,765
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,339,182
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	318,132
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	198,650
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	660,000	740,604
Total Diversified Telecommunication Services				20,583,643
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	95,028	(a)
Walt Disney Co., Senior Notes	6.400%	12/15/35	90,000	122,870	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	230,179	(a)
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	901,350	(a)
Total Entertainment				1,349,427
Media — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	1,152,025	(a)

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,070,000	$1,078,549
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	41,588
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	517,874
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	870,000	963,714
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,080,000	1,107,063	(c)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	652,008
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,439,794
Comcast Corp., Senior Notes	3.150%	2/15/28	2,090,000	2,147,020
Comcast Corp., Senior Notes	4.250%	10/15/30	1,050,000	1,172,812
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	111,036
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	722,599
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	209,808
Comcast Corp., Senior Notes	4.700%	10/15/48	640,000	750,644
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	721,210
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	410,000	427,390
Discovery Communications LLC, Senior Notes	5.300%	5/15/49	200,000	215,549
Fox Corp., Senior Notes	4.709%	1/25/29	930,000	1,041,269	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,220,000	2,624,127	(a)
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	232,841
Tencent Holdings Ltd., Senior Notes	3.975%	4/11/29	510,000	533,544	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	705,842
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,251,781
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	220,777
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,227,179
UBM PLC, Senior Notes	5.750%	11/3/20	745,000	771,739	(a)
Total Media				22,039,782
Wireless Telecommunication Services — 1.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	2,135,000	2,273,775

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,763,125	$3,773,511	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	190,000	205,563
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	450,117
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	900,000	995,041
Total Wireless Telecommunication Services				7,698,007
Total Communication Services				51,670,859
Consumer Discretionary — 4.5%
Auto Components — 0.3%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	970,000	975,083	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	326,236	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	590,000	610,252	(a)
Total Auto Components				1,911,571
Automobiles — 0.7%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,499,294
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	160,000	164,551
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	1,150,000	1,175,510
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	318,365
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	509,979
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	757,258
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	199,373
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,727
Total Automobiles				4,675,057
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	490,000	515,517	(a)
Hotels, Restaurants & Leisure — 1.5%
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	792,665
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	734,094
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	724,888
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,600,000	1,757,146
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	390,000	400,628	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	360,000	370,350	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,560,000	1,642,738
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,930,000	2,073,631
Sands China Ltd., Senior Notes	5.400%	8/8/28	410,000	446,309
Total Hotels, Restaurants & Leisure				8,942,449

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	$516,338
Lennar Corp., Senior Notes	5.000%	6/15/27	440,000	464,200
Total Household Durables				980,538
Internet & Direct Marketing Retail — 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	904,794
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	795,074
Total Internet & Direct Marketing Retail				1,699,868
Multiline Retail — 0.6%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	1,970,000	2,035,393
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	1,420,000	1,471,849
Total Multiline Retail				3,507,242
Specialty Retail — 0.8%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	587,712
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,610,000	1,773,279
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	20,341
Target Corp., Senior Notes	3.375%	4/15/29	1,280,000	1,359,055
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	1,031,246
Total Specialty Retail				4,771,633
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	3.000%	7/15/22	480,000	480,744
Total Consumer Discretionary				27,484,619
Consumer Staples — 6.0%
Beverages — 3.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	340,000	357,787
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,940,000	3,072,867
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,890,000	2,048,651
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	7,730,000	8,782,182
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,670,000	2,862,456
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	760,000	932,710
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	167,642
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	61,626
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	290,000	286,769

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Molson Coors Brewing Co., Senior Notes	4.200%	7/15/46	300,000	$286,892
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	382,413
Total Beverages				19,241,995
Food & Staples Retailing — 0.2%
Kroger Co., Senior Notes	2.650%	10/15/26	380,000	366,601
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	952,344
Total Food & Staples Retailing				1,318,945
Food Products — 0.4%
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	20,000	20,969
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	20,000	24,639	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	227,626
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	500,000	525,145
Mars Inc., Senior Notes	2.700%	4/1/25	520,000	530,953	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	530,000	551,195	(a)
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	529,004	(a)
Total Food Products				2,409,531
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	426,952
Tobacco — 2.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,449,064
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	475,147
Altria Group Inc., Senior Notes	3.800%	2/14/24	680,000	709,331
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,640,000	1,756,265
Altria Group Inc., Senior Notes	4.800%	2/14/29	3,920,000	4,220,621
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	55,568
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	178,038
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	1,990,616
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	640,000	848,147
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	990,015
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	647,178
Total Tobacco				13,319,990
Total Consumer Staples				36,717,413
Energy — 12.8%
Energy Equipment & Services — 0.2%
Ensco PLC, Senior Notes	7.750%	2/1/26	320,000	240,000
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	434,689
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	732,091
Total Energy Equipment & Services				1,406,780

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 12.6%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,280,000	$1,439,631
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,950,000	2,400,600
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	302,857
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	847,470
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	232,893
Apache Corp., Senior Notes	4.750%	4/15/43	1,170,000	1,143,278
Apache Corp., Senior Notes	5.350%	7/1/49	1,230,000	1,306,950
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	485,138
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,120,000	1,142,281
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	860,070
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,850,000	1,960,689
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,300,000	1,337,071
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,850,000	1,923,380
Concho Resources Inc., Senior Notes	3.750%	10/1/27	250,000	258,915
Concho Resources Inc., Senior Notes	4.300%	8/15/28	380,000	409,520
Continental Resources Inc., Senior Notes	5.000%	9/15/22	750,000	756,931
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,360,000	1,430,094
Continental Resources Inc., Senior Notes	3.800%	6/1/24	539,000	554,784
Continental Resources Inc., Senior Notes	4.375%	1/15/28	441,000	464,505
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,090,594
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	178,352
Devon Energy Corp., Senior Notes	5.000%	6/15/45	590,000	677,848
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	868,928
Ecopetrol SA, Senior Notes	5.375%	6/26/26	820,000	905,198
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	553,715
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,780,000	1,867,386
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	60,000	69,940
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	133,729
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	59,325
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	490,000	533,797
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	964,787
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,650,000	1,537,008	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	991,700
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	645,275
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	900,000	999,294	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,206,000	1,414,228
Kerr-McGee Corp., Senior Notes	7.125%	10/15/27	550,000	648,541

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	240,000	$328,735
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	389,946
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	305,651
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	790,000	833,967	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	1,460,000	1,609,393
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,345,030
MPLX LP, Senior Notes	5.500%	2/15/49	370,000	420,849
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	120,000	127,500	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	770,000	785,860
Noble Energy Inc., Senior Notes	6.000%	3/1/41	70,000	80,237
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	205,029
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,106,242
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,020,000	1,040,011
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	630,000	623,339
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	651,609
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	62,163
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	435,198
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	529,000	548,309
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,110,000	1,272,060
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,109,680
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	950,000	964,155
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	961,000	892,529
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	264,750
Saudi Arabian Oil Co., Senior Notes	4.375%	4/16/49	1,710,000	1,736,867	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	214,928
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	10,952
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,763,758
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,073,096
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	682,550
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	820,000	996,193
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,565,000	1,999,493
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,582,178
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,729,561
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,610,000	1,602,211
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	1,745,216

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	3,260,000	$3,300,515
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	250,000	236,545
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	750,000	696,958
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	285,171
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	740,000	748,325
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,034,000	1,147,420
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,020,000	1,099,797
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	2,032,815
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	897,287
Total Oil, Gas & Consumable Fuels				76,380,780
Total Energy				77,787,560
Financials — 27.8%
Banks — 21.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	300,000	303,600	(a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	650,000	667,875	(a)(b)(d)
Banco Santander SA, Senior Notes	3.306%	6/27/29	400,000	403,323
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	183,085
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,338,000	1,363,306	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	305,000	314,108	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	690,000	715,702	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	886,965	(b)
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,146,198	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,770,764	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,272,803	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	102,361	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	542,495
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	820,000	876,817
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,590,000	2,829,821

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,590,000	$2,718,114	(b)(d)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	1,370,000	1,415,874	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	3,230,000	3,307,344	(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	410,000	438,044	(a)(b)(d)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	2,210,000	2,274,912	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,150,000	1,234,575	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	460,000	527,231	(a)(b)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	324,005
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,897,000	4,639,939
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,980,000	2,307,056
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	870,000	929,981	(b)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	454,791
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,490,000	2,639,521
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	77,587
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	5,277,000	5,656,659
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	640,000	742,075	(a)(b)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	9,410,000	9,846,926	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,160,000	1,254,641	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,380,000	1,447,868	(b)(d)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,000,000	1,042,514	(b)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	2,110,000	2,205,816	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	1,080,000	1,135,395	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	760,000	831,830	(b)
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	620,000	652,737	(a)

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,600,000	$5,545,270	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,430,000	2,438,411	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,670,000	1,691,618	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000	104,995	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000	414,432	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	2,100,000	2,267,099	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	580,000	616,769	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	361,097	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,114,691	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	1,220,000	1,361,405	(b)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	700,000	721,984
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	203,530
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	930,000	1,105,838
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	690,000	710,183	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	432,038	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,320,000	1,388,779	(b)(d)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,780,000	1,799,531
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	3,050,000	3,178,078
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	900,000	957,034
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	740,000	741,398	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	925,000	1,040,023
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,130,288	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	4,600,000	4,969,150	(b)(d)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,160,000	1,259,535	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,030,000	$1,065,853	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,440,000	1,600,732	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	3,806,000	4,022,050	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	9,660,000	10,272,852	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,370,000	3,577,913	(a)(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	80,901
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	1,390,000	1,515,540
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	3,010,000	3,070,327	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	668,735	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	2,048,932
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	500,000	557,255
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,260,000	1,465,419
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,620,000	1,849,274
Total Banks				129,833,617
Capital Markets — 3.9%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	576,936
CME Group Inc., Senior Notes	3.750%	6/15/28	650,000	708,887
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	590,000	616,181	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	450,000	484,135	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,360,000	1,453,548	(a)(b)(d)
Credit Suisse Group AG, Subordinated Notes	5.400%	1/14/20	2,630,000	2,668,767
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	370,438
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	7/29/19	700,000	568,064	(b)(d)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,784,351
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	107,422

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,460,000	$1,527,196	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	250,000	268,345	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,199,221
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,270,000	1,455,665
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,070,000	1,155,681
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,970,000	2,193,405	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	320,000	328,812	(a)(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	2,070,000	2,291,761	(b)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	384,088
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,460,000	2,615,066	(a)(b)(d)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	906,118	(a)
Total Capital Markets				23,664,087
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	1,150,000	1,235,693
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	750,489	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	676,020	(a)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,415,137	(a)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.090%	12/21/65	120,000	85,018	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.340%	12/21/65	110,000	80,300	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	430,000	455,069	(a)
Total Diversified Financial Services				4,697,726
Insurance — 1.8%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	574,816
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	1,070,000	1,100,722
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	844,425	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	$971,349	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	127,694
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	386,627	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,300,000	2,378,011	(a)
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	510,000	549,818	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	779,685	(a)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	1,710,000	1,776,618
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	539,024	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	867,443	(a)
Total Insurance				10,896,232
Total Financials				169,091,662
Health Care — 10.6%
Biotechnology — 0.7%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	304,810
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	372,391
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	370,788
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	383,282
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	535,741
Celgene Corp., Senior Notes	3.875%	8/15/25	490,000	525,423
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	890,000	944,870
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	316,718
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	214,529
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	98,359
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	284,857
Total Biotechnology				4,351,768
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	840,007
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	742,475
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,096,000	1,145,413
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	98,035
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	983,000	1,092,019
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 0.875%)	3.194%	12/29/20	1,301,000	1,301,214	(b)
Total Health Care Equipment & Supplies				5,219,163

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 5.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	$1,097,296
AmerisourceBergen Corp., Senior Notes	3.450%	12/15/27	640,000	652,633
Anthem Inc., Senior Notes	3.650%	12/1/27	570,000	593,056
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	642,417
Anthem Inc., Senior Notes	4.375%	12/1/47	620,000	663,064
Anthem Inc., Senior Notes	4.550%	3/1/48	340,000	370,975
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	6/30/22	1,521,000	1,589,445	(b)(e)(f)
Cigna Corp., Senior Notes	4.125%	11/15/25	1,150,000	1,225,656	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	1,250,000	1,349,745	(a)
Cigna Corp., Senior Notes	4.800%	8/15/38	1,850,000	1,997,451	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	100,725
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,047,301
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,690,000	1,783,624
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,728,000	3,934,450
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,330,000	1,389,630
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	726,270
HCA Inc., Senior Secured Notes	4.125%	6/15/29	930,000	957,928
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	521,473
HCA Inc., Senior Secured Notes	5.500%	6/15/47	820,000	877,364
HCA Inc., Senior Secured Notes	5.250%	6/15/49	1,490,000	1,555,067
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	436,371
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	491,864
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	448,710
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	983,791
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	282,597
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	280,461
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,174,000	3,147,021
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	720,000	765,770
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,395,180
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	550,000	586,221
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,257,453
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	415,108
Total Health Care Providers & Services				33,566,117
Pharmaceuticals — 3.5%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	540,000	551,548

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	320,000	$332,316
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	120,000	121,354
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	269,450
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	720,000	807,156	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,370,000	3,531,287	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,060,000	1,173,468	(a)
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	950,000	970,931	(a)
Johnson & Johnson, Senior Notes	2.900%	1/15/28	960,000	987,982
Johnson & Johnson, Senior Notes	3.700%	3/1/46	800,000	866,392
Johnson & Johnson, Senior Notes	3.500%	1/15/48	420,000	443,742
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,830,000	1,889,598
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	240,677
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	454,138
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	800,000	775,400
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	6,845,000	6,519,862
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,793,000	1,555,428
Total Pharmaceuticals				21,490,729
Total Health Care				64,627,777
Industrials — 6.8%
Aerospace & Defense — 2.3%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	1,340,000	1,359,899	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	760,000	806,360	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	1,530,000	1,569,520	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,757,487
Boeing Co., Senior Notes	3.300%	3/1/35	490,000	473,492
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	1,000,955
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	580,203
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	1,049,296
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,164,554
United Technologies Corp., Senior Notes	4.625%	11/16/48	420,000	490,486
Total Aerospace & Defense				14,252,252
Airlines — 0.3%
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	503,978	515,040
American Airlines Group Inc. Pass-Through Trust, Secured Bonds	3.700%	5/1/23	255,700	257,375
Continental Airlines Pass-Through Trust	7.256%	3/15/20	37,818	38,219

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Continental Airlines Pass-Through Trust	9.798%	4/1/21	245,432	$256,672
United Airlines Pass-Through Trust	5.375%	8/15/21	434,358	451,054
United Airlines Pass-Through Trust	4.625%	9/3/22	349,719	360,316
Total Airlines				1,878,676
Commercial Services & Supplies — 1.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	183,129
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	255,763
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,490,000	2,576,654
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	377,966
Waste Management Inc., Senior Notes	3.200%	6/15/26	80,000	83,290
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,426,197
Waste Management Inc., Senior Notes	4.000%	7/15/39	1,930,000	2,071,644
Total Commercial Services & Supplies				6,974,643
Construction & Engineering — 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	4,090,000	4,398,619	(a)
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,051,996
Industrial Conglomerates — 1.4%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	80,146
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,349,811
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	576,618
General Electric Co., Senior Notes	6.875%	1/10/39	5,096,000	6,399,703
Total Industrial Conglomerates				8,406,278
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	738,126
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	529,128
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	765,769
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	265,101
Total Road & Rail				2,298,124
Transportation Infrastructure — 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,350,754	(a)
Total Industrials				41,611,342
Information Technology — 1.8%
Communications Equipment — 0.3%
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,187,015
Harris Corp., Senior Notes	4.854%	4/27/35	500,000	556,211
Total Communications Equipment				1,743,226

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.0%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	390,000	$408,540
Semiconductors & Semiconductor Equipment — 0.6%
KLA-Tencor Corp., Senior Notes	4.100%	3/15/29	410,000	431,698
KLA-Tencor Corp., Senior Notes	5.000%	3/15/49	160,000	178,504
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	1,346,830
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,430,000	1,563,359
Total Semiconductors & Semiconductor Equipment				3,520,391
Software — 0.9%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	138,252
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,928,786
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,800,000	3,199,326
salesforce.com Inc., Senior Notes	3.700%	4/11/28	270,000	291,343
Total Software				5,557,707
Total Information Technology				11,229,864
Materials — 5.1%
Metals & Mining — 4.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	480,000	509,400	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	500,000	537,500	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	1,080,000	1,104,288	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	870,000	889,307	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	452,144	(a)
ArcelorMittal, Senior Notes	5.125%	6/1/20	250,000	255,797
ArcelorMittal, Senior Notes	6.125%	6/1/25	840,000	955,638
ArcelorMittal, Senior Notes	4.550%	3/11/26	2,440,000	2,581,237
ArcelorMittal, Senior Notes	7.000%	10/15/39	220,000	261,468
ArcelorMittal, Senior Notes	6.750%	3/1/41	40,000	46,702
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	580,000	694,899
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	785,924
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	230,000	288,516
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	220,000	251,354	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	704,000	719,400	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,320,000	1,318,350	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	195,500	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	411,187	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,260,000	2,387,125

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	2,500,000	$2,615,081	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	3,180,000	3,303,821	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,407,168	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	870,000	879,295	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	700,000	701,372	(a)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	120,000	124,050	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,130,000	782,525	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	495,194
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	234,000	282,262
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,920,000	3,079,333
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	870,000	890,153
Total Metals & Mining				29,205,990
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	1,170,000	1,188,486	(a)
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	353,400	(a)
Total Paper & Forest Products				1,541,886
Total Materials				30,747,876
Real Estate — 1.5%
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000	639,854	(a)
AvalonBay Communities Inc., Senior Notes	3.300%	6/1/29	1,950,000	2,030,855
Goodman U.S. Finance Three LLC, Senior Notes	3.700%	3/15/28	1,530,000	1,548,828	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	805,350
Ventas Realty LP, Senior Notes	2.650%	1/15/25	1,920,000	1,913,650	(c)
WEA Finance LLC, Senior Notes	4.125%	9/20/28	250,000	266,300	(a)
WEA Finance LLC, Senior Notes	4.625%	9/20/48	980,000	1,068,466	(a)
Total Equity Real Estate Investment Trusts (REITs)				8,273,303
Real Estate Management & Development — 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	979,875
Total Real Estate				9,253,178
Utilities — 2.6%
Electric Utilities — 2.4%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	795,724	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000	1,090,455	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		$1,427,419
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000		1,778,291	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		404,337	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000		1,162,215
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000		1,656,168
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000		1,408,570
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000		2,120,717
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000		113,839
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000		397,620	(a)
MidAmerican Energy Co.	3.650%	4/15/29	520,000		561,484
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000		534,720	(a)
Southern California Edison Co.	4.000%	4/1/47	50,000		49,877
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000		807,832
Total Electric Utilities					14,309,268
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	800,000		822,616	(a)
Multi-Utilities — 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000		673,319
Total Utilities					15,805,203
Total Corporate Bonds & Notes (Cost — $506,346,288)					536,027,353
Sovereign Bonds — 5.6%
Argentina — 1.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	63.705%	6/21/20	18,980,000	ARS	436,761	(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,310,000	ARS	53,486
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		228,690
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,980,000		3,037,237
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		795,250
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000		535,507
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000		3,536,442	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	790,000		691,250	(a)
Total Argentina					9,314,623

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	1,590,000	$1,738,665
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	820,000	972,212
Total Colombia				2,710,877
Ecuador — 0.7%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	1,780,000	2,004,743	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	790,000	857,158	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	1,470,000	1,662,952	(a)
Total Ecuador				4,524,853
Egypt — 0.3%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	920,000	972,695	(a)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	820,000	884,296	(a)
Total Egypt				1,856,991
Ghana — 0.4%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	590,000	622,450	(a)
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,190,000	1,203,120	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000	591,667	(a)
Total Ghana				2,417,237
Indonesia — 0.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	201,100
Israel — 0.2%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	1,400,000	1,480,668
Kenya — 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	1,210,000	1,280,957	(a)
Kenya Government International Bond, Senior Notes	8.250%	2/28/48	670,000	699,218	(a)
Total Kenya				1,980,175

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Kuwait — 0.5%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,730,000	$2,910,617	(a)
Mexico — 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000	1,192,512
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	400,000	405,499	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000	874,706	(a)
Total Nigeria				1,280,205
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	1,590,000	1,645,054	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000	1,171,567	(a)
Total Qatar				2,816,621
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,350,000	1,481,807	(a)
Total Sovereign Bonds (Cost — $35,387,490)				34,168,286
U.S. Government & Agency Obligations — 2.3%
U.S. Government Obligations — 2.3%
U.S. Treasury Bonds	3.125%	5/15/48	3,595,000	4,034,755
U.S. Treasury Bonds	3.000%	8/15/48	4,040,000	4,431,533
U.S. Treasury Bonds	3.000%	2/15/49	430,000	472,345
U.S. Treasury Notes	2.375%	3/15/22	190,000	193,403
U.S. Treasury Notes	2.125%	5/15/22	80,000	80,908
U.S. Treasury Notes	2.125%	3/31/24	2,160,000	2,196,366
U.S. Treasury Notes	2.375%	5/15/29	2,650,000	2,738,816
Total U.S. Government & Agency Obligations (Cost — $12,921,141)				14,148,126
Municipal Bonds — 0.7%
Alabama — 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	755,000	772,901
California — 0.1%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	902,922

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	$497,830
Illinois — 0.1%
Illinois State, GO, Taxable	5.650%	12/1/38	570,000	596,756
New York — 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	984,822
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	752,530
Total Municipal Bonds (Cost — $3,810,893)				4,507,761
Senior Loans — 0.4%
Financials — 0.4%
Diversified Financial Services — 0.4%
First Data Corp., 2023 Term Loan A (1 mo. USD LIBOR + 1.500%) (Cost — $2,106,633)	3.904%	10/26/23	2,113,250	2,112,591	(b)(g)(h)
Collateralized Mortgage Obligations (i) — 0.2%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	3.004%	1/25/36	1,015,965	1,002,969	(b)
Colony Mortgage Capital Ltd., 2014-FL1 D (1 mo. USD LIBOR + 3.700%)	6.112%	4/8/31	350,000	351,750	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $1,249,684)				1,354,719

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $391,718)	5.708%		15,675	360,525	(b)
Total Investments before Short-Term Investments (Cost — $562,213,847)				592,679,361
Short-Term Investments — 1.5%
Western Asset Government Cash Management Portfolio LLC (Cost — $9,201,275)	2.320%		9,201,275	9,201,275	(j)
Total Investments — 98.8% (Cost — $571,415,122)				601,880,636
Other Assets in Excess of Liabilities — 1.2%				7,597,915
Total Net Assets — 100.0%				$609,478,551

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Corporate Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Restricted security (Note 9).

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $9,201,275 and the cost was $9,201,275 (Note 8).

Abbreviations used in this schedule:

ARS	— Argentine Peso

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PJSC	— Private Joint Stock Company

USD	— United States Dollar

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	192	9/19	$41,032,627	$41,314,500	$281,873
U.S. Treasury 5-Year Notes	523	9/19	60,831,001	61,795,719	964,718
					1,246,591

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Western Asset Corporate Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	208	9/19	$26,073,406	$26,617,500	$(544,094)
U.S. Treasury Long-Term Bonds	142	9/19	21,552,442	22,094,312	(541,870)
U.S. Treasury Ultra Long-Term Bonds	73	9/19	12,528,780	12,962,063	(433,283)
					(1,519,247)
Net unrealized depreciation on open futures contracts					$(272,656)

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	80	USD	91	Barclays Bank PLC	7/17/19	$0	*
GBP	2,700,000	USD	3,549,501	Barclays Bank PLC	7/17/19	(117,254)
Total						$(117,254)

*	Amount represents less than $1.

Abbreviations used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $562,213,847)	$592,679,361
Investments in affiliated securities, at value (Cost — $9,201,275)	9,201,275
Cash	1,082,072
Foreign currency, at value (Cost — $144,982)	144,120
Interest receivable	7,240,737
Receivable for securities sold	3,600,852
Receivable for Fund shares sold	2,396,073
Deposits with brokers for open futures contracts	534,605
Receivable from broker—variation margin on open futures contracts	17,438
Other assets	1,226
Prepaid expenses	71,065
Total Assets	616,968,824

Liabilities:
Payable for securities purchased	6,004,643
Payable for Fund shares repurchased	618,267
Investment management fee payable	224,442
Distributions payable	207,859
Unrealized depreciation on forward foreign currency contracts	117,254
Service and/or distribution fees payable	79,922
Trustees’ fees payable	2,387
Accrued expenses	235,499
Total Liabilities	7,490,273
Total Net Assets	$609,478,551

Net Assets:
Par value (Note 7)	$479
Paid-in capital in excess of par value	588,008,674
Total distributable earnings (loss)	21,469,398
Total Net Assets	$609,478,551

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Net Assets:
Class A	$258,996,462
Class C	$9,464,227
Class C1	$2,423,495
Class I	$292,903,837
Class P	$45,690,530

Shares Outstanding:
Class A	20,359,748
Class C	744,127
Class C1	191,649
Class I	23,023,934
Class P	3,594,887

Net Asset Value:
Class A (and redemption price)	$12.72
Class C*	$12.72
Class C1*	$12.65
Class I (and redemption price)	$12.72
Class P (and redemption price)	$12.71
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.28

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	31

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$11,748,713
Interest from affiliated investments	116,912
Dividends	14,672
Less: Foreign taxes withheld	(779)
Total Investment Income	11,879,518

Expenses:
Investment management fee (Note 2)	1,176,066
Service and/or distribution fees (Notes 2 and 5)	473,457
Transfer agent fees (Note 5)	354,371
Registration fees	56,684
Fund accounting fees	36,568
Shareholder reports	23,442
Legal fees	23,220
Audit and tax fees	20,646
Trustees’ fees	5,448
Insurance	3,334
Commitment fees (Note 10)	2,737
Interest expense	1,168
Custody fees	(39)
Miscellaneous expenses	7,785
Total Expenses	2,184,887
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(726)
Net Expenses	2,184,161
Net Investment Income	9,695,357

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,634,656
Futures contracts	(1,776,473)
Swap contracts	158,274
Forward foreign currency contracts	57,161
Foreign currency transactions	(16,030)
Net Realized Gain	57,588
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	43,286,013
Futures contracts	501,917
Swap contracts	38,652

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Forward foreign currency contracts	(100,788)
Foreign currencies	(2,690)
Change in Net Unrealized Appreciation (Depreciation)	43,723,104
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	43,780,692
Increase in Net Assets From Operations	$53,476,049

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$9,695,357	$17,903,239
Net realized gain (loss)	57,588	(3,712,755)
Change in net unrealized appreciation (depreciation)	43,723,104	(31,303,951)
Increase (Decrease) in Net Assets From Operations	53,476,049	(17,113,467)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,259,137)	(18,559,757)
Decrease in Net Assets From Distributions to Shareholders	(10,259,137)	(18,559,757)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	176,264,560	173,577,915
Reinvestment of distributions	9,087,547	16,649,045
Cost of shares repurchased	(80,385,177)	(162,770,373)
Increase in Net Assets From Fund Share Transactions	104,966,930	27,456,587
Increase (Decrease) in Net Assets	148,183,842	(8,216,637)

Net Assets:
Beginning of period	461,294,709	469,511,346
End of period	$609,478,551	$461,294,709

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.72	$12.63	$12.20	$11.74	$12.34	$11.87

Income (loss) from operations:
Net investment income	0.22	0.44	0.40	0.45	0.44	0.44
Net realized and unrealized gain (loss)	1.01	(0.90)	0.47	0.48	(0.53)	0.52
Total income (loss) from operations	1.23	(0.46)	0.87	0.93	(0.09)	0.96

Less distributions from:
Net investment income	(0.23)	(0.45)	(0.44)	(0.47)	(0.51)	(0.49)
Total distributions	(0.23)	(0.45)	(0.44)	(0.47)	(0.51)	(0.49)

Net asset value, end of period	$12.72	$11.72	$12.63	$12.20	$11.74	$12.34
Total return[3]	10.59%	(3.66)%	7.20%	7.99%	(0.82)%	8.14%

Net assets, end of period (millions)	$259	$228	$270	$261	$234	$255

Ratios to average net assets:
Gross expenses	0.95%[4]	0.96%	0.99%	1.02%	1.02%	1.03%
Net expenses	0.95 [4,5,6]	0.95 [5,6]	0.97 [5,6]	1.02	1.02	1.03
Net investment income	3.59 [4]	3.63	3.22	3.73	3.64	3.60

Portfolio turnover rate	44%	95%	75%	114%	95%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.72	$12.63	$12.20	$11.74	$12.34	$11.88

Income (loss) from operations:
Net investment income	0.18	0.36	0.31	0.36	0.37	0.35
Net realized and unrealized gain (loss)	1.01	(0.90)	0.46	0.49	(0.55)	0.51
Total income (loss) from operations	1.19	(0.54)	0.77	0.85	(0.18)	0.86

Less distributions from:
Net investment income	(0.19)	(0.37)	(0.34)	(0.39)	(0.42)	(0.40)
Total distributions	(0.19)	(0.37)	(0.34)	(0.39)	(0.42)	(0.40)

Net asset value, end of period	$12.72	$11.72	$12.63	$12.20	$11.74	$12.34
Total return[3]	10.23%	(4.29)%	6.42%	7.28%	(1.47)%	7.27%

Net assets, end of period (000s)	$9,464	$8,885	$9,650	$6,956	$1,956	$762

Ratios to average net assets:
Gross expenses	1.60%[4]	1.61%	1.69%	1.70%	1.68%	1.87%
Net expenses[5]	1.60 [4]	1.61	1.69	1.70	1.68	1.75 [6]
Net investment income	2.94 [4]	2.97	2.48	2.96	3.02	2.86

Portfolio turnover rate	44%	95%	75%	114%	95%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.75%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.65	$12.55	$12.13	$11.67	$12.27	$11.80

Income (loss) from operations:
Net investment income	0.19	0.38	0.34	0.40	0.38	0.38
Net realized and unrealized gain (loss)	1.01	(0.88)	0.46	0.47	(0.53)	0.51
Total income (loss) from operations	1.20	(0.50)	0.80	0.87	(0.15)	0.89

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.38)	(0.41)	(0.45)	(0.42)
Total distributions	(0.20)	(0.40)	(0.38)	(0.41)	(0.45)	(0.42)

Net asset value, end of period	$12.65	$11.65	$12.55	$12.13	$11.67	$12.27
Total return[3]	10.39%	(4.02)%	6.64%	7.52%	(1.29)%	7.62%

Net assets, end of period (000s)	$2,423	$7,091	$9,718	$11,134	$14,067	$19,711

Ratios to average net assets:
Gross expenses	1.43%[4]	1.37%	1.44%	1.49%	1.48%	1.54%
Net expenses	1.40 [4,5,6]	1.37 [5,6]	1.43 [5,6]	1.49	1.48	1.54
Net investment income	3.14 [4]	3.21	2.76	3.28	3.17	3.08

Portfolio turnover rate	44%	95%	75%	114%	95%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.72	$12.63	$12.20	$11.74	$12.35	$11.88

Income (loss) from operations:
Net investment income	0.24	0.47	0.44	0.49	0.48	0.48
Net realized and unrealized gain (loss)	1.01	(0.89)	0.47	0.48	(0.54)	0.52
Total income (loss) from operations	1.25	(0.42)	0.91	0.97	(0.06)	1.00

Less distributions from:
Net investment income	(0.25)	(0.49)	(0.48)	(0.51)	(0.55)	(0.53)
Total distributions	(0.25)	(0.49)	(0.48)	(0.51)	(0.55)	(0.53)

Net asset value, end of period	$12.72	$11.72	$12.63	$12.20	$11.74	$12.35
Total return[3]	10.67%	(3.27)%	7.54%	8.35%	(0.58)%	8.49%

Net assets, end of period (000s)	$292,903	$173,068	$125,275	$41,321	$23,419	$23,898

Ratios to average net assets:
Gross expenses	0.62%[4]	0.65%	0.68%	0.69%	0.69%	0.70%
Net expenses	0.62 [4,5]	0.65 [5]	0.65 [5,6]	0.69	0.69	0.70
Net investment income	3.93 [4]	3.94	3.50	4.03	3.96	3.92

Portfolio turnover rate	44%	95%	75%	114%	95%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$11.71	$12.61	$12.19	$11.73	$12.33	$11.86

Income (loss) from operations:
Net investment income	0.21	0.42	0.38	0.43	0.43	0.42
Net realized and unrealized gain (loss)	1.01	(0.89)	0.45	0.48	(0.54)	0.52
Total income (loss) from operations	1.22	(0.47)	0.83	0.91	(0.11)	0.94

Less distributions from:
Net investment income	(0.22)	(0.43)	(0.41)	(0.45)	(0.49)	(0.47)
Total distributions	(0.22)	(0.43)	(0.41)	(0.45)	(0.49)	(0.47)

Net asset value, end of period	$12.71	$11.71	$12.61	$12.19	$11.73	$12.33
Total return[3]	10.51%	(3.74)%	6.91%	7.83%	(0.97)%	8.00%

Net assets, end of period (000s)	$45,691	$44,232	$55,207	$61,780	$68,413	$82,012

Ratios to average net assets:
Gross expenses	1.11%[4]	1.11%	1.17%	1.18%	1.17%	1.16%
Net expenses	1.11 [4,5,6]	1.11 [5,6]	1.16 [5,6]	1.18	1.17	1.16
Net investment income	3.43 [4]	3.46	3.02	3.59	3.49	3.46

Portfolio turnover rate	44%	95%	75%	114%	95%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

40	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$63,038,332		$1,589,445	$64,627,777
Other Corporate Bonds & Notes	—	471,399,576		—	471,399,576
Sovereign Bonds	—	34,168,286		—	34,168,286
U.S. Government & Agency Obligations	—	14,148,126		—	14,148,126
Municipal Bonds	—	4,507,761		—	4,507,761
Senior Loans	—	2,112,591		—	2,112,591
Collateralized Mortgage Obligations	—	1,354,719		—	1,354,719
Preferred Stocks	—	360,525		—	360,525
Total Long-Term Investments	—	591,089,916		1,589,445	592,679,361
Short-Term Investments†	—	9,201,275		—	9,201,275
Total Investments	—	$600,291,191		$1,589,445	$601,880,636
Other Financial Instruments:
Futures Contracts	$1,246,591	—		—	$1,246,591
Forward Foreign Currency Contracts	—	$0	*	—	0	*
Total Other Financial Instruments	$1,246,591	$0	*	—	$1,246,591
Total	$1,246,591	$600,291,191		$1,589,445	$603,127,227

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$1,519,247	—		—	$1,519,247
Forward Foreign Currency Contracts	—	$117,254		—	117,254
Total	$1,519,247	$117,254		—	$1,636,501

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

42	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

44	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

46	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $117,254. If a contingent feature in the

48	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.65% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $726.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to

50	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$28,176	—
CDSCs	1,267	$720

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$247,470,803	$71,887,081
Sales	142,105,777	84,198,028

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$571,415,122	$34,396,189		$(3,930,675)	$30,465,514
Futures contracts	—	1,246,591		(1,519,247)	(272,656)
Forward foreign currency contracts	—	0	*	(117,254)	(117,254)

*	Amount represents less than $1.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk		Total
Futures contracts[2]	$1,246,591	—		$1,246,591
Forward foreign currency contracts	—	$0	*	0	*

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk		Total
Total	$1,246,591	$0	*	$1,246,591

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk		Total
Futures contracts[2]	$1,519,247	—		$1,519,247
Forward foreign currency contracts	—	$117,254		117,254
Total	$1,519,247	$117,254		$1,636,501

*	Amount represents less than $1.

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(1,776,473)	—	—	$(1,776,473)
Swap contracts	—	—	$158,274	158,274
Forward foreign currency contracts	—	$57,161	—	57,161
Total	$(1,776,473)	$57,161	$158,274	$(1,561,038)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$501,917	—	—	$501,917
Swap contracts	—	—	$38,652	38,652
Forward foreign currency contracts	—	$(100,788)	—	(100,788)
Total	$501,917	$(100,788)	$38,652	$439,781

52	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$100,058,917
Futures contracts (to sell)	49,546,281
Forward foreign currency contracts (to buy)	3,499,813
Forward foreign currency contracts (to sell)†	1,639

Average Notional Balance
Credit default swap contracts (to buy protection)†	$632,523
Credit default swap contracts (to sell protection)†	4,374,286

†	At June 30, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]		Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Barclays Bank PLC	$0	*	$(117,254)	$(117,254)	—	$(117,254)

*	Amount represents less than $1.

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$298,006	†	$216,331
Class C	46,187		3,948
Class C1	18,248		5,532
Class I	—		108,695
Class P	111,016	†	19,865
Total	$473,457		$354,371

†

Amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2019, the service and/or distribution fees reimbursed amounted to $18 and $16 for Class A and Class P shares, respectively.

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$18
Class C	—
Class C1	692
Class I	—
Class P	16
Total	$726

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$4,540,198	$9,232,870
Class C	145,511	285,290
Class C1	86,955	276,071
Class I	4,677,352	7,002,443
Class P	809,121	1,763,083
Total	$10,259,137	$18,559,757

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

54	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,253,404	$27,638,128	2,383,810	$28,820,042
Shares issued on reinvestment	359,217	4,423,038	750,558	9,013,063
Shares repurchased	(1,707,058)	(20,818,868)	(5,039,073)	(60,719,289)
Net increase (decrease)	905,563	$11,242,298	(1,904,705)	$(22,886,184)

Class C
Shares sold	81,984	$997,580	181,365	$2,189,809
Shares issued on reinvestment	9,607	118,216	19,194	230,289
Shares repurchased	(105,660)	(1,296,327)	(206,538)	(2,483,195)
Net decrease	(14,069)	$(180,531)	(5,979)	$(63,097)

Class C1
Shares sold	4,309	$52,127	42,516	$509,588
Shares issued on reinvestment	6,752	82,121	21,727	259,489
Shares repurchased	(428,057)	(5,237,223)	(230,045)	(2,749,128)
Net decrease	(416,996)	$(5,102,975)	(165,802)	$(1,980,051)

Class I
Shares sold	12,028,949	$147,049,814	11,596,459	$140,446,275
Shares issued on reinvestment	297,659	3,672,064	452,485	5,415,968
Shares repurchased	(4,067,985)	(49,501,473)	(7,204,244)	(86,266,044)
Net increase	8,258,623	$101,220,405	4,844,700	$59,596,199

Class P
Shares sold	43,401	$526,911	135,247	$1,612,201
Shares issued on reinvestment	64,425	792,108	144,180	1,730,236
Shares repurchased	(290,096)	(3,531,286)	(878,914)	(10,552,717)
Net decrease	(182,270)	$(2,212,267)	(599,487)	$(7,210,280)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$701,970	$132,722,273	132,722,273	$124,222,968	124,222,968

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$116,912	—	$9,201,275

9. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 6/30/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.520%, due 6/30/22	$1,521,000	06/17	$1,511,109	$1,589,445	$104.50	0.26%

10. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount of $2,737. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

56	Western Asset Corporate Bond Fund 2019 Semi-Annual Report

11. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $3,727,640, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Corporate Bond Fund 2019 Semi-Annual Report	57

Western Asset

Corporate Bond Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

FD02352 8/19 SR19-3684

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2019